REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2014
REDEEMABLE NON-CONTROLLING INTERESTS [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS

6. REDEEMABLE NON-CONTROLLING INTERESTS

In July 2014, JinkoSolar Power, one of the Company's wholly owned subsidiaries, entered into preferred share agreements with certain investors (“preferred shareholders”) to issue 25,532 shares of series A redeemable convertible preferred shares, 26,809 shares of series A-1 redeemable convertible and preferred shares and 5,106 shares of series A-2 redeemable convertible preferred shares, respectively, at the price of US$3,917 per share for an aggregate issuance price of US$ 225 million (RMB1,385 million). The preferred shares on an as-if-converted basis represented approximately 45% of the aggregate issued and outstanding share capital of JinkoSolar Power on the closing date, with the Company holding the remaining 55%. The issuance costs related to series A, A-1 and A-2 preferred shares were US$240,000 (RMB1.5 million).

Pursuant to the preferred share agreement, the preferred shareholders have the right to convert all or any portion of their preferred shareholdings into ordinary shares of JinkoSolar Power at the initial conversion ratio of 1:1 at any time after the date of issuance of the preferred shares. Conversion ratio is subject to adjustment for dilution, including but not limited to stock splits, stock dividends and recapitalization, In addition, the Preferred Shares will automatically convert into the Company's ordinary shares upon the occurrence of a qualified initial public offering (IPO), at the then effective and applicable conversion price. The shareholders also have the right to require JinkoSolar Power, the Company and WWG Investment, which is a wholly owned subsidiary of the Company and the intermediate holding company that directly holds JinkoSolar Power, to redeem the preferred shares if (i) a qualified IPO or Sale fails to occur within the prescribed time periods; or (ii) a material breach of the terms and conditions of the preferred share agreements by the JinkoPower Solar, the Company and its respective subsidiary. The redemption price for each Preferred Share shall be equal to: (1) the original preferred issue Price, plus (2) a simple annual return of 13% (calculated on a 360-day per year basis) on the original preferred issue price, calculated from the issue date, August 11, 2014, until the redemption closing, plus (3) all declared or accrued but unpaid dividends for such Preferred Share until the closing date of the redemption in each case proportionally adjusted for any recapitalization events, such as share split, share combination, and share dividend.

Because the series A preferred shares issued by JinkoSolar Power are redeemable at a determinable price on a determinable date, at the option of the holder, or upon occurrence of an event that is not solely within the control of the issuer. Accordingly, the redeemable preferred shares issued by JinkoSolar Power are recorded and accounted for as redeemable non-controlling interests outside of permanent equity in the Group's consolidated balance sheets in accordance with ASC 480-10-S99-3A. Because the applicable operative agreements do not give the preferred shareholders a contractual right to participate in JinkoSolar Power's earnings or dividends on an actual or if-convertible basis, no earnings or loss of JinkoSolar Power will be allocated at the Company level to the redeemable noncontrolling interests. The Group accretes for the difference between the initial carrying value and the ultimate redemption price to the earliest possible redemption date using the effective interest method. The accretion, which increases the carrying value of the redeemable noncontrolling interests, is recorded against retained earnings, or in the absence of retained earnings, by increasing the accumulated deficit.

The change in the carrying amount of redeemable non-controlling interests for the years ended December 31, 2014 is as follows:

Year Ended December 31,
2014
RMB
Beginning Balance	-
Recognition of redeemable non-controlling interest during 2014	1,383,264,590
Accretion to redemption value of redeemable non-controlling interests	52,320,700
Ending Balance	1,435,585,290